Investment Objectives and Goals	Jul. 29, 2025
Polar Capital Emerging Market Stars Fund
Prospectus [Line Items]
Risk/Return [Heading]	Polar Capital Emerging Market Stars Fund (the “Fund”) Ticker: POLEX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long term capital growth.
Polar Capital Emerging Market Ex-China Stars Fund
Prospectus [Line Items]
Risk/Return [Heading]	Polar Capital Emerging Market ex-China Stars Fund (the “Fund”) Ticker: POLCX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long term capital growth.
Polar Capital International Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	Polar Capital International Small Company Fund (the “Fund”) Ticker: PCSCX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long term capital growth.